OTHER LONG-TERM LIABILITIES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
OTHER LONG-TERM LIABILITIES
NOTE 13:-	OTHER LONG-TERM LIABILITIES
	December 31,
	2011	2010

Provision for warranty	$226	$177
Deferred taxes	2,471	263
Deferred revenues	198	402

	$2,895	$842